Investment Securities, Held-to-maturity Securities, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized Cost [Abstract]
Amortized Cost	$ 5,365	$ 6,458
Fair Value [Abstract]
Fair Value	5,306	6,396
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	5,365
Amortized Cost	5,365	6,458
Fair Value [Abstract]
Securities, fair value	5,306
Fair Value	$ 5,306	$ 6,396